MoA International Fund Investment Strategy - MoA International Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through exchange traded funds (or futures) designed to track the MSCI EAFE Index, and/or through American Depository Receipts (“ADRs”). The Fund may not, however, invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund may invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index. In selecting individual stocks, the Fund will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals. The Adviser will sell securities when more attractive alternatives are found, or when it is necessary to bring sector and/or country weights back within desired ranges relative to the benchmark.